Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 260	SFr 169	SFr 511	SFr 337
Interest expense on lease liabilities	45	29	92	59
Expense for short-term leases and leases of low value	188	170	365	363
Total	493	368	968	759
Total cash outflow for leases	SFr 488	SFr 372	SFr 965	SFr 762